Property, Plant and Equipment - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation expense	¥ 6,106	¥ 5,778	¥ 4,326
Cost of Sales and Impairment Charge
Property, Plant and Equipment [Line Items]
Impairment losses	1,596
Semiconductor And Component Test System Business
Property, Plant and Equipment [Line Items]
Impairment losses	1,099
Mechatronics System Business
Property, Plant and Equipment [Line Items]
Impairment losses	¥ 497